Prepayment for CIP Project (Details) ¥ in Millions	6 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Jun. 25, 2021 USD ($)	Jun. 25, 2021 CNY (¥)
Prepayment for CIP Project [Line Items]
Additional capital expenditure	$ 3,500,000
Chenyuan [Member]
Prepayment for CIP Project [Line Items]
Total estimated budget	9,600,000		¥ 69.2
Construction in Progress [Member]
Prepayment for CIP Project [Line Items]
Total estimated budget				$ 22,900,000	¥ 165.0
Construction amount	395,759		¥ 2.9
Additional capital expenditure	13,300,000	¥ 95.8
Construction in Progress [Member] | Chenyuan [Member]
Prepayment for CIP Project [Line Items]
Prepayment	$ 9,200,000